Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)
Royalty revenue	$ 12,041	$ 11,048
Net precious metals income	4,581	0
Depletion on royalties and depreciation-like charges	(6,539)	(3,133)
Gross profit	10,083	7,915
Operating expenses
General and administration	(4,875)	(4,518)
Share-based compensation	(1,992)	(2,140)
Impairment charges	(764)	0
Project evaluation expenses	(870)	(163)
Total operating expenses	(8,501)	(6,821)
Income from operations	1,582	1,094
Other income (expenses)
Revaluation of streams and other interests	6,127	0
Interest and finance expenses	(844)	(315)
Other income	221	197
Income before income taxes	7,086	976
Income tax expense	(1,200)	(2,625)
Net income (loss) and comprehensive income (loss)	$ 5,886	$ (1,649)
Weighted average number of shares outstanding
Basic	55,387,756	50,320,168
Diluted	57,317,476	50,320,168
Income (loss) per share
Income (loss) per share Basic	$ 0.11	$ (0.03)
Income (loss) per share Diluted	$ 0.10	$ (0.03)